PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
8.	PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment as of December 31, 2011 and 2010 consist of the following:

	2011	2010

Buildings	$24,781,774	$7,902,125
Leasehold land improvement	21,878	20,864
Machinery and equipment	104,318,990	42,367,394
Vehicles	3,261,984	2,574,278
Office equipment	387,815	205,479
Construction in progress	14,696,770	49,199,036
	147,469,211	102,269,176
Less: Accumulated depreciation	(24,773,965)	(16,779,327)
	$122,695,246	$85,489,849

During the year, the Company's new production lines and plant which amounted $49,383,663 and $11,656,184 respectively were transferred to fixed assets from Construction in progress, these production lines and plant were placed in use in July 2011.

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $7,994,638, $3,149,314 and $2,792,547 respectively.

Construction in progress consists of the construction of a plant and production lines on 300 acres of land and the improvement project on the 300,000 tones production lines and plant facilities. The total construction in progress as at December 31, 2011 and 2010 was $14,696,770 and $49,199,036 respectively.

		Estimated cost
	Balance at December 31, 2011	to complete as of December 31, 2012	Estimated time to complete

Production lines	$13,664,024	$-	December, 2012
Plant	1,032,746	301,880	December, 2012
	$14,696,770	$301,880

The Company's subsidiary, Henan Green, signed an agreement to construct additional 100,000 metric tons of cold-rolled steel production capacity Construction and equipment installation was completed in the first quarter of 2012 . The new production line is subject to further testing and technical upgrades until the third quarter of 2012 when official production will be launched. Plant includes the decoration expenses incurred for the new plant and electricity system installation. It is expected to be completed before December 2012.

No depreciation has been provided for construction in progress.